BINVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Summary of Unaudited Pro-forma Information (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013 Pro Forma [Member]	Jun. 30, 2012 Pro Forma [Member]
Sales	$ 622,522	$ 53,435	$ 715,208	$ 394,149
Net loss	$ (7,005,852)	$ (3,711,925)	$ (3,693,488)	$ (1,031,932)
Net loss per common share Basic			$ (12.27)	$ (3.42)